OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

December 3, 2012

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re: Oppenheimer AMT-Free Municipals (the "Registrant")

      File Nos. 2-57116 and 811-2668

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 2012.

Sincerely,

/s/ Erin K. Powrie

Erin K. Powrie

Assistant Counsel

epowrie@oppenheimerfunds.com

cc:	Kramer Levin Neftalis & Frankel LLP
KPMG LLP
Taylor V. Edwards
Gloria LaFond